Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

8. Inventories

Inventories as of December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Bunkers	$443	$—
Lubricants	4,958	742
Stores	192	—
Victualling	176	—
Total	$5,769	$742